Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessel Rollforward Table
At December 31, 2022, the Company owned five WTIVs. A rollforward of activity within vessels is as follows (in thousands):

Balance December 31, 2020	$—
Vessels acquired as part of the Seajacks transaction	554,705
Other additions	—
Depreciation	(10,190)
Balance December 31, 2021	$544,515
Other additions	$1,413
Depreciation	$(24,597)
Balance December 31, 2022	$521,331

Schedule of Vessels Owned	Vessels Owned

Vessel Name	Year Built
Seajacks Scylla	2015
Seajacks Zaratan	2012
Seajacks Leviathan	2009
Seajacks Hydra	2014
Seajacks Kraken	2009